SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of Events After Reporting Period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Group has considered events after December 31, 2023, to assess whether it is necessary to recognize or disclose them in these consolidated financial statements. Such events were assessed through April 29, 2024, the date when the consolidated financial statements were available for issue.

42.1 Repurchase of common stock

Subsequent to the end of this fiscal year, the Group has executed a treasury shares repurchase program approved by the Board of Directors on December 19, 2023 as explained in Note 23.

42.2 Annual shareholders’ meeting

The annual shareholders’ meeting held on April 25, 2024, approved (i) to allocate the sum of Ps. 6,876 million (in December 31, 2023 currency) to the Optional Reserve for Future Dividends; and (ii) to delegate to the Board of Directors the power to totally or partially release and distribute in cash and/or in kind, one or more payments, the amount in constant currency of the Optional Reserve for Future Dividends depending on the evolution of the business and the regulatory restrictions and limitations through the next annual shareholders meeting that will consider the financial statements corresponding to the year ending December 31, 2024.